Convertible Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Convertible Debt [Abstract]
Schedule of Convertible Debt	The Convertible Notes are separated into seven groups — A, B, C, D, E, F and BlinkBio — per the table below:
Group	Rate	Maturity	Collateral	Conversion Rate	September 30, 2024 Carrying Amount	December 31, 2023 Carrying Amount
A	10%	10/31/2024	None	80% – 87.5%	$—	$1,151,032
B	6%	10/31/2024	None	80%	$—	$5,154,000
C	6%	10/31/2024	None	80%	$—	$3,873,417
D	6%	10/31/2024	None	50%	$—	$1,950,160
E	6%	10/31/2024	None	50%	$—	$1,100,000
F	6%	10/31/2024	None	50%	$—	$1,381,732
Blink Bio	10%	3/15/2022	None	100%	$—	$—
The Convertible Notes are separated into seven groups — A, B, C, D, E F and BlinkBio — per the table below.
Group	Rate	Maturity	Collateral	Conversion Rate	2023 Carrying Amount	2022 Carrying Amount
A	10%	10/31/2024	None	80% – 87.5%	$1,151,032	$1,138,120
B	6%	10/31/2024	None	80%	$5,154,000	$5,154,000
C	6%	10/31/2024	None	80%	$3,873,417	$3,259,458
D	6%	10/31/2024	None	50%	$1,950,160	$1,036,026
E	6%	10/31/2024	None	50%	$1,100,000	$—
F	6%	10/31/2024	None	50%	$1,381,732	$—
Blink Bio	10%	3/15/2022	None	100%	$—	$—

Schedule of Convertible Debt Balance	The convertible debt balance at September 30, 2024 and December 31, 2023 is summarized as follows:
Debt A	As of September 30, 2024	As of December 31, 2023
Principal amount outstanding	$—	$1,154,000
Less: discounts (issuance, redemptions)	—	(185,224)
Amortization of discounts	—	182,256
Carrying value	—	1,151,032
Less Related Party Portion	—	(100,000)
Convertible Notes – A	$—	$1,051,032
The convertible debt balance at September 30, 2024 and December 31, 2023 is summarized as follows:
Debt B	As of September 30, 2024	As of December 31, 2023
Principal amount outstanding	$—	$5,154,000
Less: discounts (issuance, redemptions, warrants)	—	(1,818,939)
Amortization of discounts	—	1,818,939
Carrying value	$—	$5,154,000
The convertible debt balance at September 30, 2024 and December 31, 2023 is summarized as follows:
Debt C	As of September 30, 2024	As of December 31, 2023
Principal amount outstanding	$—	$3,945,020
Less: discounts (issuance, redemptions, warrants)	—	(1,063,223)
Amortization of discounts	—	1,016,620
Carrying value	$—	$3,873,417
The convertible debt balance at September 30, 2024 and December 31, 2023 is summarized as follows:
Debt D	As of September 30, 2024	As of December 31, 2023
Principal amount outstanding	$—	$2,000,000
Less: discounts (issuance, redemptions, warrants)	—	(1,864,654)
Amortization of discounts	—	1,814,814
Carrying value	$—	$1,950,160
The convertible debt balance at September 30, 2024 and December 31, 2023 is summarized as follows:
Debt E	As of September 30, 2024	As of December 31, 2023
Principal amount outstanding	$—	$1,100,000
Less: discounts (issuance, redemptions, warrants)	—	(550,000)
Amortization of discounts	—	550,000
Carrying value	—	1,100,000
Less related party portion	—	(50,000)
Convertible Notes – E	$—	$1,050,000
The convertible debt balance at September 30, 2024 and December 31, 2023 is summarized as follows:
Debt F	As of September 30, 2024	As of December 31, 2023
Principal amount outstanding	$—	$1,932,500
Less: discounts (issuance, redemptions, warrants)	—	(966,250)
Amortization of discounts	—	415,482
Carrying value	$—	$1,381,732
The convertible debt balance at December 31, 2023 and 2022 is summarized as follows:
Debt A	As of December 31, 2023	As of December 31, 2022
Principal amount outstanding	$1,154,000	$1,154,000
Less: discounts (issuance, redemptions)	(185,224)	(185,224)
Amortization of discounts	182,256	169,344
Carrying value	1,151,032	1,138,120
Less Related Party Portion	(100,000)	(100,000)
Convertible Notes – A	$1,051,032	$1,038,120
Debt B	As of December 31, 2023	As of December 31, 2022
Principal amount outstanding	$5,154,000	$5,154,000
Less: discounts (issuance, redemptions, warrants)	(1,818,939)	(1,818,939)
Amortization of discounts	1,818,939	1,818,939
Carrying value	$5,154,000	$5,154,000
Debt C	As of December 31, 2023	As of December 31, 2022
Principal amount outstanding	$3,945,020	$3,820,020
Less: discounts (issuance, redemptions, warrants)	(1,088,223)	(1,063,223)
Amortization of discounts	1,016,620	462,048
Carrying value	$3,873,417	$3,218,845
Debt D	As of December 31, 2023	As of December 31, 2022
Principal amount outstanding	$2,000,000	$2,000,000
Less: discounts (issuance, redemptions, warrants)	(1,864,654)	(1,539,654)
Amortization of discounts	1,814,814	376,321
Carrying value	$1,950,160	$836,667
Debt E	As of December 31, 2023	As of December 31, 2022
Principal amount outstanding	$1,100,000	$—
Less: discounts (issuance, redemptions, warrants)	(550,000)	—
Amortization of discounts	550,000	—
Carrying value	1,100,000	—
Less Related Party Portion	(50,000)	—
Convertible Notes – E	$1,050,000	$—
Debt F	As of December 31, 2023	As of December 31, 2022
Principal amount outstanding	$1,932,500	$—
Less: discounts (issuance, redemptions, warrants)	(966,250)	—
Amortization of discounts	415,482	—
Carrying value	$1,381,732	$—

Schedule of Redemption Liability is Re-Measured	The redemption liability is re-measured at each period end and is summarized as follows:
	As of September 30, 2024	As of December 31, 2023
New Embedded Redemption Value – Group A	—	144,250
New Embedded Redemption Value – Group B	—	1,130,800
New Embedded Redemption Value – Group C	—	789,004
New Embedded Redemption Value – Group D	—	1,000,000
New Embedded Redemption Value – Group E	—	550,000
New Embedded Redemption Value – Group F	—	966,250
Ending Balance	$—	$4,580,304
The redemption liability is re-measured at each period end and is summarized as follows:
	As of December 31, 2023	As of December 31, 2022
New Embedded Redemption Value – Group A	144,250	144,250
New Embedded Redemption Value – Group B	1,130,800	1,130,800
New Embedded Redemption Value – Group C	789,004	764,004
New Embedded Redemption Value – Group D	1,000,000	1,000,000
New Embedded Redemption Value – Group E	550,000	—
New Embedded Redemption Value – Group F	966,250	—
Ending Balance	$4,580,304	$3,039,054

Schedule of the Debt Issuance Liability is Re-Measured	The debt issuance liability is re-measured at each period end and is summarized in the table below.
Debt Issuance	As of September 30, 2024	As of December 31, 2023
Group A	$—	$—
Group B	—	—
Group C	—	9,133
Group D	—	—
Total Net Debt Issuance	$—	$9,133
The debt issuance liability is re-measured at each period end and is summarized in the table below.
	As of December 31, 2023	As of December 31, 2022
Debt Issuance
Group A	$—	$—
Group B	—	—
Group C	9,133	114,000
Group D	—	196,588
Total Net Debt Issuance	$9,133	$310,588

Schedule of Company’s Make-Whole Share Liability	The Company’s make-whole share liability is summarized in the table below as of September 30, 2024.
Name	Position	# Shares	Value	Date Earned
Alan Musso	Former CFO	3,125	$12,500	March 1, 2023
Christopher Acevedo	Current CFO	9,375	37,500	August 1, 2024
Joacim Borg	Director	20,000	80,000	July 1, 2022
TOTAL		32,500	$130,000
The Company’s make-whole share liability is summarized in the table below:
Name	Position	# Shares	Value	Date Earned
Alan Musso	Former CFO	3,125	$12,500	March 1, 2023
Christopher Acevedo	Current CFO	9,375	37,500	Upon IPO
Joacim Borg	Former Director	20,000	80,000	July 1, 2022
TOTAL		32,500	$130,000